Transactions with Related Parties (Table) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
A - Charter hire commissions	$ 597,759	$ 685,148	$ 931,611
Allseas Marine S.A.
Related Party Transaction [Line Items]
A - Charter hire commissions	0	685,148	931,611
A - Management fees	2,375,054	2,829,632	2,782,926
A - Superintendent fees (included in Vessels operating expenses - related party)	479,463	972,852	943,977
A - Superintendent fees (included in Dry-docking expenses - related party)	122,171	95,342	41,094
B - Administrative fees (included in General and administrative expenses - related party)	30,985	35,520	36,181
C - Executive services fees (included in General and administrative expenses - related party)	2,743,150	2,939,560	3,013,000
D - Financial, accounting and financial reporting services fee (included in General and administrative expenses - related party)	$ 545,162	$ 596,350	$ 602,662